Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Vessel revenue	$ 1,562,873	$ 540,786	$ 915,892
Operating expenses
Vessel operating costs	(323,725)	(334,840)	(333,748)
Voyage expenses	(92,698)	(3,455)	(7,959)
Depreciation - owned or sale and leaseback vessels	(168,008)	(197,467)	(194,268)
Depreciation - right of use assets for vessels	(38,827)	(42,786)	(51,550)
Vessel (impairment) / reversal of previously recorded impairment	12,708	0	(14,207)
Impairment of goodwill	0	0	(2,639)
General and administrative expenses	(88,131)	(52,746)	(66,187)
Net loss on sales of vessels	(66,486)	0	0
Total operating expenses	(765,167)	(631,294)	(670,558)
Operating income / (loss)	797,706	(90,508)	245,334
Other (expense) and income, net
Financial expenses	(169,795)	(144,104)	(154,971)
Gain / (loss) on repurchase/exchange of convertible notes	481	(5,504)	1,013
Financial income	6,884	3,623	1,249
Other income	1,975	2,058	1,499
Total other expense, net	(160,455)	(143,927)	(151,210)
Net income / (loss)	637,251	(234,435)	94,124
Attributable to:
Equity holders of the parent	$ 637,251	$ (234,435)	$ 94,124
Earnings / (loss) per share
Basic (in USD per share)	$ 11.49	$ (4.28)	$ 1.72
Diluted (in USD per share)	$ 10.34	$ (4.28)	$ 1.67
Basic weighted average shares outstanding (in shares)	55,455,277	54,718,709	54,665,898
Diluted weighted average shares outstanding (in shares)	63,511,276	54,718,709	56,392,311